Quarterly Holdings Report
for

Fidelity® Series Large Cap Growth Index Fund

January 31, 2021

CGI-QTLY-0321
1.9891257.102

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
COMMUNICATION SERVICES - 11.1%
Entertainment - 2.1%
Activision Blizzard, Inc.	6,782	$617,162
Electronic Arts, Inc.	883	126,446
Live Nation Entertainment, Inc. (a)	3,187	211,776
Netflix, Inc. (a)	9,566	5,092,843
Roku, Inc. Class A (a)	2,447	951,956
Spotify Technology SA (a)	2,941	926,415
Take-Two Interactive Software, Inc. (a)	2,368	474,666
World Wrestling Entertainment, Inc. Class A	1,008	56,781
Zynga, Inc. (a)	16,266	161,196
		8,619,241
Interactive Media & Services - 8.4%
Alphabet, Inc.:
Class A (a)	5,240	9,575,366
Class C (a)	5,075	9,316,381
Facebook, Inc. Class A (a)	54,011	13,952,662
InterActiveCorp (a)	1,685	353,766
Match Group, Inc. (a)	5,030	703,496
Pinterest, Inc. Class A (a)	7,492	513,277
Zillow Group, Inc.:
Class A (a)	47	6,520
Class C (a)	447	58,316
		34,479,784
Media - 0.6%
Altice U.S.A., Inc. Class A (a)	6,582	234,122
Cable One, Inc.	120	240,000
Charter Communications, Inc. Class A (a)	2,941	1,786,834
Liberty Media Corp.:
Liberty SiriusXM Series A (a)	351	14,187
Liberty SiriusXM Series C (a)	355	14,399
Nexstar Broadcasting Group, Inc. Class A	633	71,953
Sirius XM Holdings, Inc. (b)	15,352	96,104
		2,457,599

TOTAL COMMUNICATION SERVICES		45,556,624

CONSUMER DISCRETIONARY - 16.9%
Auto Components - 0.0%
BorgWarner, Inc.	664	27,881
Automobiles - 3.3%
Tesla, Inc. (a)	17,008	13,496,358
Distributors - 0.1%
Pool Corp.	871	308,491
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	930	141,332
Chegg, Inc. (a)	2,723	259,393
Frontdoor, Inc. (a)	339	18,659
H&R Block, Inc.	3,079	53,051
		472,435
Hotels, Restaurants & Leisure - 0.9%
Chipotle Mexican Grill, Inc. (a)	626	926,480
Domino's Pizza, Inc.	876	324,786
Las Vegas Sands Corp.	3,170	152,445
McDonald's Corp.	2,397	498,192
Planet Fitness, Inc. (a)	1,032	74,304
Starbucks Corp.	15,179	1,469,479
Vail Resorts, Inc.	71	18,883
Wendy's Co.	3,975	81,090
Wynn Resorts Ltd.	534	53,149
Yum China Holdings, Inc.	631	35,784
Yum! Brands, Inc.	484	49,121
		3,683,713
Household Durables - 0.0%
NVR, Inc. (a)	8	35,572
Tempur Sealy International, Inc. (a)	3,094	81,682
		117,254
Internet & Direct Marketing Retail - 8.3%
Amazon.com, Inc. (a)	9,537	30,577,529
eBay, Inc.	13,499	762,828
Etsy, Inc. (a)	2,651	527,788
Expedia, Inc.	339	42,070
GrubHub, Inc. (a)	198	14,903
The Booking Holdings, Inc. (a)	919	1,786,839
Wayfair LLC Class A (a)	1,450	394,864
		34,106,821
Leisure Products - 0.1%
Mattel, Inc. (a)	4,568	82,772
Peloton Interactive, Inc. Class A (a)	1,386	202,536
Polaris, Inc.	151	17,617
		302,925
Multiline Retail - 0.3%
Dollar General Corp.	5,658	1,101,103
Dollar Tree, Inc. (a)	2,526	256,793
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,076	101,929
		1,459,825
Specialty Retail - 2.7%
AutoZone, Inc. (a)	310	346,695
Best Buy Co., Inc.	951	103,488
Burlington Stores, Inc. (a)	1,308	325,561
CarMax, Inc. (a)	277	32,625
Carvana Co. Class A (a)(b)	1,255	327,793
Five Below, Inc. (a)	1,226	215,445
Floor & Decor Holdings, Inc. Class A (a)	2,101	193,439
Leslie's, Inc. (b)	374	10,696
Lowe's Companies, Inc.	17,000	2,836,450
O'Reilly Automotive, Inc. (a)	1,604	682,454
Ross Stores, Inc.	6,356	707,359
The Home Depot, Inc.	12,077	3,270,693
TJX Companies, Inc.	21,836	1,398,377
Tractor Supply Co.	2,597	368,099
Ulta Beauty, Inc. (a)	1,128	315,569
Vroom, Inc.	440	16,205
Williams-Sonoma, Inc.	267	34,422
		11,185,370
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)	2,553	839,120
NIKE, Inc. Class B	27,562	3,682,008
VF Corp.	419	32,209
		4,553,337

TOTAL CONSUMER DISCRETIONARY		69,714,410

CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Boston Beer Co., Inc. Class A (a)	199	182,461
Brown-Forman Corp.:
Class A	694	45,887
Class B (non-vtg.)	3,609	258,657
Monster Beverage Corp. (a)	8,292	719,994
PepsiCo, Inc.	22,905	3,128,136
The Coca-Cola Co.	51,058	2,458,443
		6,793,578
Food & Staples Retailing - 0.9%
Albertsons Companies, Inc. (b)	391	6,792
Costco Wholesale Corp.	8,762	3,087,992
Grocery Outlet Holding Corp. (a)	834	35,603
Sprouts Farmers Market LLC (a)	2,242	50,781
Sysco Corp.	7,771	555,704
		3,736,872
Food Products - 0.3%
Beyond Meat, Inc. (a)(b)	937	166,861
Campbell Soup Co.	2,161	103,966
Kellogg Co.	1,927	113,577
Lamb Weston Holdings, Inc.	745	55,652
McCormick & Co., Inc. (non-vtg.)	3,114	278,828
Pilgrim's Pride Corp. (a)	459	8,895
The Hershey Co.	2,552	371,163
		1,098,942
Household Products - 1.0%
Church & Dwight Co., Inc.	5,584	471,457
Clorox Co.	2,012	421,434
Energizer Holdings, Inc.	1,062	46,558
Procter & Gamble Co.	24,461	3,136,145
Reynolds Consumer Products, Inc. (b)	320	9,600
		4,085,194
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	4,453	1,053,802
Herbalife Nutrition Ltd. (a)	261	13,301
		1,067,103
Tobacco - 0.2%
Altria Group, Inc.	18,291	751,394

TOTAL CONSUMER STAPLES		17,533,083

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Cheniere Energy, Inc. (a)	5,212	330,076
Equitrans Midstream Corp.	657	4,369
		334,445
FINANCIALS - 1.8%
Capital Markets - 1.1%
Apollo Global Management LLC Class A	1,877	86,229
Ares Management Corp.	2,256	101,881
Carlyle Group LP	239	7,713
Cboe Global Markets, Inc.	516	47,333
FactSet Research Systems, Inc.	835	252,454
Intercontinental Exchange, Inc.	4,375	482,781
LPL Financial	159	17,226
MarketAxess Holdings, Inc.	828	447,749
Moody's Corp.	3,650	971,849
Morningstar, Inc.	401	92,186
MSCI, Inc.	1,829	723,004
S&P Global, Inc.	3,194	1,012,498
T. Rowe Price Group, Inc.	1,292	202,172
Tradeweb Markets, Inc. Class A	1,568	95,319
Virtu Financial, Inc. Class A	1,275	35,407
		4,575,801
Consumer Finance - 0.0%
Credit Acceptance Corp. (a)	14	5,401
LendingTree, Inc. (a)(b)	231	75,195
SLM Corp.	2,031	28,190
		108,786
Insurance - 0.7%
Alleghany Corp.	29	16,439
Aon PLC	5,100	1,035,810
Axis Capital Holdings Ltd.	134	6,151
Brown & Brown, Inc.	292	12,582
Erie Indemnity Co. Class A	320	77,792
Lincoln National Corp.	528	24,019
Marsh & McLennan Companies, Inc.	8,843	971,934
Primerica, Inc.	542	75,506
Progressive Corp.	3,784	329,927
RenaissanceRe Holdings Ltd.	383	57,619
		2,607,779
Thrifts & Mortgage Finance - 0.0%
Rocket Cos., Inc. (a)(b)	994	21,232

TOTAL FINANCIALS		7,313,598

HEALTH CARE - 13.9%
Biotechnology - 3.4%
AbbVie, Inc.	37,246	3,816,970
ACADIA Pharmaceuticals, Inc. (a)	2,447	117,578
Acceleron Pharma, Inc. (a)	1,067	123,271
Agios Pharmaceuticals, Inc. (a)	144	6,764
Alexion Pharmaceuticals, Inc. (a)	732	112,238
Alnylam Pharmaceuticals, Inc. (a)	2,597	390,797
Amgen, Inc.	13,103	3,163,457
Biogen, Inc. (a)	1,047	295,893
BioMarin Pharmaceutical, Inc. (a)	3,688	305,293
bluebird bio, Inc. (a)	632	28,156
Exact Sciences Corp. (a)	2,904	398,313
Exelixis, Inc. (a)	2,604	57,835
Global Blood Therapeutics, Inc. (a)(b)	1,356	67,963
Incyte Corp. (a)	4,098	367,796
Ionis Pharmaceuticals, Inc. (a)	1,433	86,080
Iovance Biotherapeutics, Inc. (a)(b)	3,051	133,756
Moderna, Inc. (a)	6,412	1,110,302
Neurocrine Biosciences, Inc. (a)	2,069	227,073
Regeneron Pharmaceuticals, Inc. (a)	2,175	1,095,852
Repligen Corp. (a)	1,174	234,800
Sage Therapeutics, Inc. (a)	66	5,323
Sarepta Therapeutics, Inc. (a)	1,676	149,834
Seagen, Inc. (a)	2,848	467,841
Vertex Pharmaceuticals, Inc. (a)	5,841	1,338,056
		14,101,241
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	14,924	1,844,457
Abiomed, Inc. (a)	994	346,161
Align Technology, Inc. (a)	1,753	920,991
Baxter International, Inc.	4,803	369,014
DexCom, Inc. (a)	2,068	775,190
Edwards Lifesciences Corp. (a)	13,868	1,145,219
Haemonetics Corp. (a)	1,024	117,033
Hill-Rom Holdings, Inc.	178	17,095
Hologic, Inc. (a)	4,023	320,754
ICU Medical, Inc. (a)	131	26,787
IDEXX Laboratories, Inc. (a)	1,888	903,748
Insulet Corp. (a)	1,474	393,823
Intuitive Surgical, Inc. (a)	2,603	1,946,107
Masimo Corp. (a)	1,098	281,000
Novocure Ltd. (a)	2,264	364,413
Penumbra, Inc. (a)(b)	739	192,946
Quidel Corp. (a)	832	208,807
ResMed, Inc.	3,219	648,854
STERIS PLC	108	20,208
Stryker Corp.	2,541	561,586
Tandem Diabetes Care, Inc. (a)	1,190	110,254
Teleflex, Inc.	658	248,481
The Cooper Companies, Inc.	127	46,233
Varian Medical Systems, Inc. (a)	250	43,893
West Pharmaceutical Services, Inc.	1,648	493,560
		12,346,614
Health Care Providers & Services - 2.4%
Amedisys, Inc. (a)	718	206,289
AmerisourceBergen Corp.	1,575	164,115
Anthem, Inc.	1,441	427,948
Cardinal Health, Inc.	6,587	353,920
Centene Corp. (a)	3,820	230,346
Chemed Corp.	346	179,193
Cigna Corp.	2,156	467,960
DaVita HealthCare Partners, Inc. (a)	280	32,864
Encompass Health Corp.	985	79,194
Guardant Health, Inc. (a)	1,846	287,053
HCA Holdings, Inc.	3,124	507,588
Humana, Inc.	1,133	434,064
Laboratory Corp. of America Holdings (a)	114	26,096
McKesson Corp.	2,705	471,941
Molina Healthcare, Inc. (a)	887	189,472
Oak Street Health, Inc. (a)(b)	268	13,901
UnitedHealth Group, Inc.	17,663	5,892,024
		9,963,968
Health Care Technology - 0.5%
American Well Corp.	700	24,787
Cerner Corp.	6,853	548,994
Change Healthcare, Inc. (a)	3,965	94,605
Teladoc Health, Inc. (a)	2,260	596,256
Veeva Systems, Inc. Class A (a)	3,042	840,930
		2,105,572
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	1,291	220,955
Adaptive Biotechnologies Corp. (a)	1,678	93,079
Agilent Technologies, Inc.	593	71,261
Avantor, Inc. (a)	11,129	328,194
Berkeley Lights, Inc. (a)(b)	154	11,088
Bio-Techne Corp.	803	260,903
Bruker Corp.	1,027	59,453
Charles River Laboratories International, Inc. (a)	975	252,574
Illumina, Inc. (a)	3,300	1,407,252
IQVIA Holdings, Inc. (a)	1,623	288,569
Mettler-Toledo International, Inc. (a)	498	581,714
PerkinElmer, Inc.	486	71,476
PPD, Inc.	2,964	95,322
PRA Health Sciences, Inc. (a)	1,195	147,272
Syneos Health, Inc. (a)	156	11,599
Thermo Fisher Scientific, Inc.	5,213	2,657,066
Waters Corp. (a)	98	25,938
		6,583,715
Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	18,492	1,135,964
Eli Lilly & Co.	18,945	3,939,992
Horizon Therapeutics PLC (a)	4,060	294,269
Johnson & Johnson	7,940	1,295,252
Merck & Co., Inc.	49,648	3,826,371
Reata Pharmaceuticals, Inc. (a)	509	52,727
Royalty Pharma PLC	1,033	48,561
Zoetis, Inc. Class A	9,671	1,491,752
		12,084,888

TOTAL HEALTH CARE		57,185,998

INDUSTRIALS - 4.3%
Aerospace & Defense - 0.8%
Axon Enterprise, Inc. (a)	1,406	230,809
BWX Technologies, Inc.	1,346	72,576
HEICO Corp.	890	104,789
HEICO Corp. Class A	1,305	138,735
Huntington Ingalls Industries, Inc.	93	14,632
Lockheed Martin Corp.	5,567	1,791,572
Mercury Systems, Inc. (a)	981	69,710
Northrop Grumman Corp.	3,232	926,324
TransDigm Group, Inc.	257	142,193
Virgin Galactic Holdings, Inc. (a)(b)	1,306	57,843
		3,549,183
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	470	40,213
Expeditors International of Washington, Inc.	2,329	208,492
United Parcel Service, Inc. Class B	10,634	1,648,270
XPO Logistics, Inc. (a)	92	10,158
		1,907,133
Building Products - 0.2%
Allegion PLC	1,345	143,928
Armstrong World Industries, Inc.	396	30,971
Carrier Global Corp.	7,003	269,616
The AZEK Co., Inc.	242	9,653
Trex Co., Inc. (a)	2,601	238,694
		692,862
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,759	559,573
Copart, Inc. (a)	4,611	506,057
IAA Spinco, Inc. (a)	704	40,227
MSA Safety, Inc.	185	28,882
Rollins, Inc.	4,341	156,363
Waste Management, Inc.	1,214	135,142
		1,426,244
Construction & Engineering - 0.0%
Quanta Services, Inc.	632	44,537
Electrical Equipment - 0.2%
Generac Holdings, Inc. (a)	1,253	308,764
Rockwell Automation, Inc.	1,268	315,136
Vertiv Holdings Co.	4,873	98,045
		721,945
Industrial Conglomerates - 0.4%
3M Co.	8,347	1,466,234
Roper Technologies, Inc.	319	125,338
		1,591,572
Machinery - 0.3%
Allison Transmission Holdings, Inc.	1,627	66,219
Donaldson Co., Inc.	283	16,822
Graco, Inc.	1,870	128,918
Illinois Tool Works, Inc.	3,136	609,043
Lincoln Electric Holdings, Inc.	541	61,945
Nordson Corp.	1,054	188,655
Toro Co.	2,163	203,863
		1,275,465
Professional Services - 0.6%
CoreLogic, Inc.	97	7,303
CoStar Group, Inc. (a)	876	788,146
Dun & Bradstreet Holdings, Inc. (a)	961	22,728
Equifax, Inc.	2,018	357,408
IHS Markit Ltd.	4,866	423,731
TransUnion Holding Co., Inc.	3,897	339,195
Verisk Analytics, Inc.	3,559	653,077
		2,591,588
Road & Rail - 0.8%
J.B. Hunt Transport Services, Inc.	494	66,522
Landstar System, Inc.	685	95,489
Old Dominion Freight Lines, Inc.	1,893	367,242
Uber Technologies, Inc. (a)	23,848	1,214,579
Union Pacific Corp.	7,792	1,538,686
		3,282,518
Trading Companies & Distributors - 0.2%
Fastenal Co.	10,437	475,823
W.W. Grainger, Inc.	735	267,827
		743,650

TOTAL INDUSTRIALS		17,826,697

INFORMATION TECHNOLOGY - 44.9%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	1,085	333,703
CommScope Holding Co., Inc. (a)	316	4,642
Lumentum Holdings, Inc. (a)	190	17,822
Motorola Solutions, Inc.	385	64,507
Ubiquiti, Inc. (b)	151	46,506
		467,180
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	3,888	485,533
CDW Corp.	3,194	420,522
Cognex Corp.	3,768	309,466
Coherent, Inc. (a)	451	90,579
Dolby Laboratories, Inc. Class A	184	16,198
IPG Photonics Corp. (a)	55	12,289
Jabil, Inc.	598	24,739
Keysight Technologies, Inc. (a)	1,413	200,067
Zebra Technologies Corp. Class A (a)	1,078	418,081
		1,977,474
IT Services - 8.1%
Accenture PLC Class A	14,330	3,466,714
Akamai Technologies, Inc. (a)	2,961	328,760
Automatic Data Processing, Inc.	8,312	1,372,477
BigCommerce Holdings, Inc. (a)(b)	226	18,066
Black Knight, Inc. (a)	3,394	277,256
Booz Allen Hamilton Holding Corp. Class A	3,036	258,576
Broadridge Financial Solutions, Inc.	2,569	363,025
CACI International, Inc. Class A (a)	93	22,433
Cognizant Technology Solutions Corp. Class A	855	66,647
EPAM Systems, Inc. (a)	1,194	411,249
Fastly, Inc. Class A (a)	1,766	193,112
Fiserv, Inc. (a)	3,814	391,660
FleetCor Technologies, Inc. (a)	1,855	450,301
Gartner, Inc. (a)	1,946	295,617
Genpact Ltd.	1,627	62,282
Globant SA (a)	860	165,120
GoDaddy, Inc. (a)	3,785	297,425
Jack Henry & Associates, Inc.	1,338	193,729
Leidos Holdings, Inc.	301	31,924
MasterCard, Inc. Class A	19,841	6,275,510
MongoDB, Inc. Class A (a)	1,145	423,203
Okta, Inc. (a)	2,585	669,541
Paychex, Inc.	5,698	497,549
PayPal Holdings, Inc. (a)	26,413	6,188,830
Science Applications International Corp.	180	17,285
Square, Inc. (a)	8,306	1,793,764
StoneCo Ltd. Class A (a)	4,530	325,707
Switch, Inc. Class A	1,726	29,722
The Western Union Co.	1,776	39,552
Twilio, Inc. Class A (a)	2,617	940,628
VeriSign, Inc. (a)	1,344	260,830
Visa, Inc. Class A (b)	37,967	7,337,123
WEX, Inc. (a)	91	17,163
		33,482,780
Semiconductors & Semiconductor Equipment - 6.6%
Advanced Micro Devices, Inc. (a)	25,046	2,144,939
Allegro MicroSystems LLC (a)	265	7,399
Analog Devices, Inc.	991	146,004
Applied Materials, Inc.	20,609	1,992,478
Array Technologies, Inc.	98	3,994
Broadcom, Inc.	8,420	3,793,210
Enphase Energy, Inc. (a)	2,373	432,717
Entegris, Inc.	2,818	277,263
Inphi Corp. (a)	1,073	180,919
KLA Corp.	3,487	976,604
Lam Research Corp.	3,261	1,578,161
Maxim Integrated Products, Inc.	1,981	173,754
Microchip Technology, Inc.	4,213	573,431
MKS Instruments, Inc.	914	144,476
Monolithic Power Systems, Inc.	978	347,474
NVIDIA Corp.	13,277	6,898,596
Qualcomm, Inc.	25,311	3,955,603
SolarEdge Technologies, Inc. (a)	1,098	316,586
Teradyne, Inc.	3,715	421,578
Texas Instruments, Inc.	10,272	1,701,968
Universal Display Corp.	965	222,741
Xilinx, Inc.	5,488	716,568
		27,006,463
Software - 17.9%
2U, Inc. (a)(b)	510	20,859
Adobe, Inc. (a)	10,820	4,963,891
Alteryx, Inc. Class A (a)	1,196	150,756
Anaplan, Inc. (a)	2,984	199,033
ANSYS, Inc. (a)	1,926	682,517
Aspen Technology, Inc. (a)	1,411	188,933
Atlassian Corp. PLC (a)	2,951	682,065
Autodesk, Inc. (a)	3,284	911,080
Avalara, Inc. (a)	1,855	278,250
Bill.Com Holdings, Inc. (a)	1,640	199,883
Cadence Design Systems, Inc. (a)	6,193	807,505
CDK Global, Inc.	352	17,565
Ceridian HCM Holding, Inc. (a)	1,809	168,074
Citrix Systems, Inc.	746	99,449
Cloudflare, Inc. (a)	2,442	187,204
Coupa Software, Inc. (a)	1,545	478,749
Crowdstrike Holdings, Inc. (a)	2,474	533,889
Datadog, Inc. Class A (a)	3,427	352,124
Datto Holding Corp.	255	6,084
DocuSign, Inc. (a)	4,006	932,957
Dropbox, Inc. Class A (a)	5,474	123,877
Duck Creek Technologies, Inc. (a)(b)	414	20,013
Dynatrace, Inc. (a)	4,115	170,814
Elastic NV (a)	1,485	225,661
Everbridge, Inc. (a)	782	103,951
Fair Isaac Corp. (a)	629	283,119
FireEye, Inc. (a)	1,152	24,192
Five9, Inc. (a)	1,386	230,423
Fortinet, Inc. (a)	2,990	432,803
Guidewire Software, Inc. (a)	355	40,733
HubSpot, Inc. (a)	931	346,518
Intuit, Inc.	5,668	2,047,452
Jamf Holding Corp. (a)	335	12,372
JFrog Ltd. (b)	245	15,305
Manhattan Associates, Inc. (a)	1,253	141,877
McAfee Corp.	398	7,502
Medallia, Inc. (a)(b)	1,949	80,884
Microsoft Corp.	168,425	39,067,863
nCino, Inc. (a)	264	18,929
New Relic, Inc. (a)	1,146	86,156
NortonLifeLock, Inc.	12,365	260,531
Nutanix, Inc. Class A (a)	4,298	131,175
Oracle Corp.	37,285	2,253,133
Pagerduty, Inc. (a)	1,531	74,606
Palo Alto Networks, Inc. (a)	2,093	734,120
Paycom Software, Inc. (a)	1,108	420,752
Paylocity Holding Corp. (a)	852	159,716
Pegasystems, Inc.	815	103,872
Pluralsight, Inc. (a)	1,989	41,371
Proofpoint, Inc. (a)	1,263	163,028
PTC, Inc. (a)	2,348	312,073
RealPage, Inc. (a)	1,738	150,459
RingCentral, Inc. (a)	1,769	659,695
Salesforce.com, Inc. (a)	18,283	4,123,913
ServiceNow, Inc. (a)	4,373	2,375,239
Slack Technologies, Inc. Class A (a)	8,569	361,355
Smartsheet, Inc. (a)	2,495	174,001
Splunk, Inc. (a)	3,578	590,477
SS&C Technologies Holdings, Inc.	1,043	65,584
Synopsys, Inc. (a)	3,154	805,689
Teradata Corp. (a)	1,801	48,447
The Trade Desk, Inc. (a)	929	711,605
Tyler Technologies, Inc. (a)	891	376,706
Unity Software, Inc. (b)	533	79,854
VMware, Inc. Class A (a)(b)	1,812	249,784
Workday, Inc. Class A (a)	3,960	901,019
Zendesk, Inc. (a)	2,597	374,591
Zoom Video Communications, Inc. Class A (a)	3,841	1,429,121
Zscaler, Inc. (a)	1,623	324,113
		73,797,340
Technology Hardware, Storage & Peripherals - 11.7%
Apple, Inc.	362,980	47,898,822
Dell Technologies, Inc. (a)	347	25,293
NetApp, Inc.	2,700	179,388
Pure Storage, Inc. Class A (a)	3,074	71,102
		48,174,605

TOTAL INFORMATION TECHNOLOGY		184,905,842

MATERIALS - 0.8%
Chemicals - 0.6%
Air Products & Chemicals, Inc.	630	168,059
Ecolab, Inc.	1,113	227,620
FMC Corp.	593	64,216
NewMarket Corp.	135	52,946
RPM International, Inc.	2,397	197,681
Sherwin-Williams Co.	1,851	1,280,522
The Scotts Miracle-Gro Co. Class A	851	188,420
W.R. Grace & Co.	434	25,181
		2,204,645
Containers & Packaging - 0.2%
Amcor PLC	5,291	57,884
Avery Dennison Corp.	774	116,773
Ball Corp.	6,699	589,646
Berry Global Group, Inc. (a)	1,001	49,419
Crown Holdings, Inc. (a)	312	28,127
Graphic Packaging Holding Co.	1,297	20,311
		862,160
Metals & Mining - 0.0%
Royal Gold, Inc.	1,062	113,507

TOTAL MATERIALS		3,180,312

REAL ESTATE - 1.6%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	9,924	2,256,321
Americold Realty Trust	478	16,687
Brookfield Property REIT, Inc. Class A	776	13,464
CoreSite Realty Corp.	602	80,933
Crown Castle International Corp.	8,723	1,389,225
Equinix, Inc.	1,998	1,478,440
Equity Lifestyle Properties, Inc.	1,586	96,492
Extra Space Storage, Inc.	1,995	227,011
Iron Mountain, Inc.	3,704	124,714
Public Storage	2,216	504,406
SBA Communications Corp. Class A	331	88,930
Simon Property Group, Inc.	5,733	532,768
		6,809,391
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	1,871	77,478
TOTAL COMMON STOCKS
(Cost $265,190,806)		410,437,878

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.09% (c)	3,211,424	3,212,066
Fidelity Securities Lending Cash Central Fund 0.09% (c)(d)	6,427,790	6,428,432
TOTAL MONEY MARKET FUNDS
(Cost $9,640,498)		9,640,498
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $274,831,304)		420,078,376
NET OTHER ASSETS (LIABILITIES) - (2.1)%(e)		(8,502,445)
NET ASSETS - 100%		$411,575,931

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	5	March 2021	$1,291,125	$43,831	$43,831
CME E-mini S&P 500 Index Contracts (United States)	2	March 2021	370,520	6,507	6,507
TOTAL FUTURES CONTRACTS					$50,338

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

 (e) Includes $248,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,439
Fidelity Securities Lending Cash Central Fund	10,306
Total	$19,745

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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